Cash and cash equivalents - Disclosure of composition of cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash equivalents	€ 478,541	€ 87,265	€ 18,105
Cash	38,144	56,956	233,837
Cash and cash equivalents	€ 516,685	€ 144,221	€ 251,942	€ 26,950